Subsequent events (Narrative) (Details)	12 Months Ended
	Oct. 31, 2025 CAD ($) share $ / shares shares	Oct. 31, 2025 USD ($) share $ / shares shares	Oct. 31, 2024 USD ($) share $ / shares	Oct. 31, 2023 USD ($) share
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from private placements | $		$ 926,083	$ 631,456	$ 535,525
Proceeds from issuance of convertible debentures | $		$ 562,000	$ 417,950	645,151
Number of stock options expired			1,025,000
Exercise price of stock options expired | $ / shares			$ 0.12
Payments towards debentures | $		$ 417,915	$ 287,460	$ 270,000
Number of stock options granted				3,000,000
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from private placements	$ 327,778	$ 236,005
Shares issued for private placement | shares	6,555,555	6,555,555
Number of stock options expired	5,750,000	5,750,000
Exercise price of stock options expired | $ / shares		$ 0.05
Payments towards debentures	$ 54,950	$ 39,200
Subsequent Events [Member] | Convertible debentures [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of convertible debentures | $		82,500
Payments towards debentures | $		$ 70,000
Subsequent Events [Member] | Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants expired	63,000	63,000
Exercise price of warrants expired | $ / shares		$ 0.07
Subsequent Events [Member] | Directors, officers and employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options granted	5,900,000	5,900,000
Exercise price of stock options granted | (per share)	$ 0.05	$ 0.04
Subsequent Events [Member] | Related parties [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options granted	4,000,000	4,000,000